Auditors’ remuneration (Tables)	11 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Detailed disclosure about auditors' remuneration
During the year, the Group obtained the following services from the Group’s auditors at the cost detailed below:

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	£000	£000	£000
Fees payable to the auditors and its associates for the audit of the Company and Consolidated Financial Statements	137	100	132
Fees payable to the auditors and its associates for other services:
- Audit of the Company’s subsidiaries(1)	125	119	209
- Audit related assurance services(2)	161	60	—
- Other assurance services(3)	174	115	118
- Tax compliance and advisory services	38	25	23
- Other services not covered by the above	22	—	—
Total fees payable	657	419	482

(1)
For the year ended January 31, 2018, fees payable for the Consolidated Financial Statements and fees payable for the Company's subsidiaries include audit services relating to the initial audit and business combination accounting for Discuva Limited. These were non-recurring fees.

(2)	Fees relate to the review of the quarterly information.

(3)
For the eleven months ended December 31, 2019, other assurance services include services provided to future SEC filings and qualitative assessment of IFRS to U.S. GAAP differences, in anticipation of the loss of FPI status. For the year ended January 31, 2019, other assurance services includes reporting in connection with the Company’s registration statement on Form F-3 that was filed with the SEC on May 15, 2018. For the year ended January 31, 2018, other assurance services includes reporting in connection with the Company's underwritten public offering completed on September 18, 2017. These amounts were recognized directly in share premium.